FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

34.FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Carrying Amounts and Fair Values

The following tables disclose the carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount per category.

				12/31/2024
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current assets
Financial assets
Other loans and other investments	AC	66	66	n/a
Other non-current financial assets	AC	69	n/a	n/a

Current assets
Trade receivables and other receivables
Trade receivables	AC	23,609	n/a	n/a
Receivables from equity investees	AC	4,599	n/a	n/a
Other receivables
Exit bonus	AC	—	—	n/a
Receivables from shareholder	AC	4,711	n/a	n/a
Other current assets
Restricted cash	AC	59	n/a	n/a
Other	AC	5,243	n/a	n/a
Cash and cash equivalents	AC	3,791	n/a	n/a

Non-current liabilities		42,147
Non-current borrowings
Loans from other third parties	FLAC	2,000	2,130	Level 3
Loans from shareholders	FLAC	21,000	22,365	Level 3
Loans - host contract	FLAC	—	22,365	Level 3
Loans from other related parties	FLAC	14,000	15	Level 3
Other non-current financial liabilities	FVTPL	5,053	5,053	Level 1
Warrants	FVTPL	5,053	5,053	Level 1

Current liabilities		42,053
Current borrowings
Loans from banks	FLAC	2,219	n/a	n/a
Loans from debt funds		—	—	n/a
Loans - host contract	FLAC	—	n/a	n/a
Loans - embedded derivatives	FVTPL	—	—	n/a
Loans from other third parties	FLAC	1,502	n/a	n/a
Loans from shareholders	FLAC	8,694	n/a	n/a
Loans from other related parties		28,018	—	—
Loans - host contract	FLAC	28,018	n/a	n/a
Loans - embedded derivatives	FVTPL	—	—	n/a
Share option	FVTPL	—	—	Level 3
Trade payables and other liabilities	FLAC	28,179	n/a	n/a

		Carrying
Thereof aggregated by categories	Category	amount
Financial assets measured at amortized cost	AC	42,147
Financial liabilities measured at fair value	FVTPL	5,053
Financial liabilities measured at amortized cost	FLAC	105,612

				12/31/2023
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current assets
Financial assets
Other loans and other investments	AC	28	28	n/a
Other non-current financial assets	AC	112	n/a	n/a

Current assets
Trade receivables and other receivables
Trade receivables	AC	40,673	n/a	n/a
Receivables from equity investees	AC	1,599	n/a	n/a
Other receivables
Exit bonus	AC	4,700	4,700	n/a
Receivables from shareholder	AC	107	n/a	n/a
Other current assets
Restricted cash	AC	89	n/a	n/a
Other	AC	1,317	n/a	n/a
Cash and cash equivalents	AC	5,710	n/a	n/a

Non-current liabilities
Non-current borrowings
Loans from other third parties	FLAC	2,336	2,063	Level 3
Loans from shareholders	FLAC	19,854	17,630	Level 3

Current liabilities
Current borrowings
Loans from banks	FLAC	1,225	n/a	Level 3
Loans from shareholders	FLAC	8,102	n/a	n/a
Loans from other related parties	FLAC	16,726	n/a	Level 3
Trade payables and other liabilities	FLAC	25,899	n/a	n/a

The carrying amounts of cash and cash equivalents, trade and other receivables, loans from banks and trade payables, are considered reasonable estimates of their fair values because of the short maturities of these items.

The fair value of the loan granted to a shareholder was calculated by discounting future cash flows with a risk-adjusted interest rate curve. As the credit risk of the shareholder is unobservable and assumed to be equivalent to the Standard & Poor’s rating class of CCC, the credit risk is considered to have a material impact on the fair value. Therefore, the fair values of the shareholder loan are categorized in level 3 of the fair value hierarchy.

Items of income, expenses, gains or losses resulting from financial instruments

The net gains or losses for each of the financial instrument measurement categories differentiated by the respective sources were as follows:

2024	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	860	n/a	860
Financial liabilities - FLAC	(4,863)	n/a	(4,863)
Financial assets and liabilities - FVTPL	—	1,028	1,028
Total	(4,003)	1,028	(2,975)

2023	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	9,499	n/a	9,499
Financial liabilities - FLAC	(9,988)	n/a	(9,988)
Financial assets and liabilities - FVTPL	n/a	—	—
Total	(489)	—	(489)

The total interest income for financial assets that are not measured at FVTPL is €860 thousand as of the year ended December 31, 2024 (2023: €9,499 thousand). The total interest expense for financial liabilities that are not measured at FVTPL is €-4,863 thousand as of the year ended December 31, 2024 (2023: €9,988 thousand).

Financial Instrument Risk Management Objectives and Policies

Due to its international operational businesses, SCHMID is exposed to market risk (especially foreign currency risk) and credit risk. In the area of financing, liquidity risks and interest rate risks play a major role. SCHMID’s senior management oversees the management of these risks. In prior years no formalized risk management system existed, but financial risks as far as identified were handled case-by-case. Equity price risk is considered insignificant for SCHMID.

Credit Risk

Credit risk is the risk that SCHMID might incur a financial loss as a consequence of the non-payment or partial payment of outstanding receivables by counterparties and from replacement risks for open transactions. SCHMID is exposed to credit risks associated with its operating activities, the loan granted to one of its shareholders, trade receivables as well as cash and cash equivalents.

SCHMID applies appropriate measures to manage credit risks inherent to its trade receivables. SCHMID requests customer ratings from well-known rating agencies and responds to higher probabilities of default with modified payment terms. Loss rates are based on actual credit loss experience over the past seven years. These rates are multiplied by scalar factors to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and SCHMID’s view of economic conditions over the expected lives of the receivables. Until January 1, 2023, to limit the credit risk resulting from its trade receivables, SCHMID has entered into a credit risk insurance that covered all trade receivables besides a small deductible. For the resulting credit risk of the insurance company SCHMID applied the credit default swap spread to the insured trade receivables amount. For the remaining credit risk of the uninsured part of the trade receivables a probability of default for the industry is applied to the exposure and multiplied with the loss given default.

The allowances for ECL determined for the different classes of financial assets developed as follows:

	Trade receivables		Shareholder and
	- not credit	Trade receivables	other loans -
in € thousand	impaired	- credit impaired	credit impaired
Closing Balance 31/12/2022	(19)	(652)	(1,445)
Additions	(118)	(198)	—
Utilization	—	(11,425)	—
Reversal	—	11,706	1,445
Closing Balance 31/12/2023	(137)	(569)	—
Additions	—	—	—
Utilization	14	193	—
Reversal	—	—	—
Closing Balance 31/12/2024	(123)	(376)	—

With regards to cash and cash equivalents SCHMID allocates the credit risk by using several banks. Furthermore, it is SCHMID policy to hold cash and cash equivalents only with financial institutions that have at least an investment grade rating. SCHMID regularly monitors its cash and cash equivalents and takes corrective actions should it identify any possible changes in creditworthiness of these financial institutions. Therefore and due to its short-term character, no significant credit risk arises from cash and cash equivalents, and no ECL allowance has been recorded for 2024 and 2023 respectively.

The following tables provide information about the gross carrying amounts by credit-risk rating classes for the several types of financial assets that are not measured at FVTPL and therefore generally subject to the impairment regulations of IFRS 9.

Gross Carrying Amounts by Rating Class			12/31/2024
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	3,791	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	4,711	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	9,829	—
1-30 days past due	—	919	—
31-60 days past due	—	294	—
61-90 days past due	—	60	—
More than 90 days past due	—	2,822	—
credit-impaired	—	—	5,473
Total	3,791	18,635	5,473

Gross Carrying Amounts by Rating Class			12/31/2023
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	5,710	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	4,807	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	27,148	(69)
1-30 days past due	—	1,423	(11)
31-60 days past due	—	597	(6)
61-90 days past due	—	651	(7)
More than 90 days past due	—	3,039	(45)
Total	5,710	37,665	(138)

Liquidity Risk

Liquidity risk is the risk that a company will encounter difficulty in meeting its obligations associated with its financial liabilities as they fall due. SCHMID is constantly working to ensure that the supply of liquidity is mainly sufficient to settle financial liabilities that are due for payment. Liquidity is evaluated and maintained using forecasts based on fixed planning horizons covering several months and through the cash and cash equivalent balances that are available.

During 2023, the majority of financial liabilities has been repaid. For more detail on the financial situation, please refer to the explanation on Going Concern (see note 2. Basis of Presentation).

The following table provides details of the (undiscounted) cash outflows of financial liabilities (including interest payments).

					12/31/2024
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	2,108	1,928	4,081	6,014	14,131
Borrowings (including embedded derivatives)	—	—	—	—	—
Loans from banks	—	—	—	—	—
Loans from other third parties	727	2,063	—	—	2,790
Loans from shareholders	9,216	21,661	—	—	30,877
Loans from other related parties	24,971	14,394	—	—	39,365
Trade payables and other liabilities	28,179	—	—	—	28,179

					12/31/2023
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	2,073	1,822	3,372	3,758	11,025
Borrowings (including embedded derivatives)	26,053	26,781	—	—	52,835
Loans from banks	1,225	—	—	—	1,225
Loans from other third parties	—	2,778	—	—	2,778
Loans from shareholders	8,102	24,004	—	—	32,106
Loans from other related parties	16,726	—	—	—	16,726
Trade payables and other liabilities	25,899	—	—	—	25,899

Foreign Currency Risk

SCHMID operates globally and is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. SCHMID’s exposures primarily consist of the Euro (“EUR”), US Dollar (“USD”), Chinese Yen (“CNY”), Hong Kong Dollar (“HKD”), Korean Won (“KRW”) and Canadian Dollar (“CAD”). Foreign exchange risk mainly arises from commercial transactions that resulted in recognized financial assets and liabilities denominated in a currency other than the local functional currency.

The following table demonstrates the material net exposures SCHMID entities have due to trade receivables and payables, cash and cash equivalents as well as other financial assets in a currency different their local functional currency. Due to consolidation these exposures would also have an impact to SCHMID’s profit or loss.

functional currency entity	12/31/2024				12/31/2023
	EUR	CNY	USD	HKD	EUR	CNY	USD	HKD
EUR	—	27,201	2,685	(55)		5,010	3,597	—
CNY	13,120	—	(1,262)	(2,071)	27,217		(1,077)	(424)
USD	(876)	(969)	—	—	17	—		—
TWD	1,262	(28)	61	269	1,481	(238)	—	—
HKD	(6,887)	(17,794)	(585)	—	2,026	(2,209)	—
KRW	(2,658)	1,009	(154)	—	(4,276)	—	—	—
MYR	(378)	—	—	—
Total	3,584	9,419	744	(1,857)	26,464	2,563	2,520	(424)

The following table demonstrates the impact that a reasonably possible change in each material currency pair would have on SCHMID’s profit or loss before tax. Therefore for each currency exchange rate the foreign currency is shifted against the respective local entity’s functional currency. The resulting impact in local currency is then translated into EUR.

in € thousand	12/31/2024		12/31/2023
	+10%	-10%	+10%	-10%
CNY/EUR	867	(1,059)	2,019	(2,467)
USD/EUR	(315)	384	(325)	398
TWD/EUR	115	(140)	135	(165)
HKD/EUR	(626)	765	184	(225)
KRW/EUR	(242)	295	(389)	475
MYR/EUR	(34)	42	—	—
CNY/TWD	—	—	22	(26)
CNY/HKD	188	(235)	158	(203)
USD/CNY	110	(135)	98	(120)
HKD/USD	(56)	56	—	—

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Interest rate risks from financial instruments can in general arise in connection with financial liabilities including borrowings under SCHMID existing working capital and equipment financing facilities. Profit or loss is sensitive to higher/ lower interest income/ expense from loans granted and borrowed as a result of changes in interest rates. Considering existing thresholds, a hypothetical reasonable increase or decrease of 100 basis points in interest rates would have the following effect shown in the table on SCHMID financial statements.

Impact to P/L
in € thousand	(income (+)/ expense (-))
12/31/2024
Change in interest rate +1%	(378)
Change in interest rate -1%	378
12/31/2023
Change in interest rate +1%	(296)
Change in interest rate -1%	296

Capital Management

For the purpose of SCHMID’s capital management, capital includes all share capital and other equity reserves attributable to the equity holders. The primary objectives of capital management are to support operating activities and maximize the shareholder value through investment in the development activities of SCHMID.

SCHMID’s finance department reviews the total amount of cash of SCHMID on a monthly basis. As part of this review, management considers the total cash and cash equivalents, the cash outflow, currency translation differences and funding activities.

The Company is not anymore subject to externally imposed capital requirements as all relevant loans have been repaid during 2023, see note 29. Financial Liabilities and Warrants for further details. No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2024 and 2023.

Reconciliation of changes in liabilities arising from financing activities

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2024	48,244	10,886	59,130
Cash flow from financing activities (excluding changes from restricted cash)	6,173	(2,184)	3,989
Proceeds from loans	3,145	—	3,145
Proceeds from Reorganization	14,443	—	14,443
Repayments of loans	(264)	—	(264)
Principal elements of lease payment	—	(1,543)	(1,543)
Interest paid	(212)	(641)	(853)
Transaction with (minority) shareholder	(10,939)		(10,939)
Changes in the cash flow from financing activities	23,016	993	24,009
Foreign currency effects	—	32	32
New leases	—	306	306
Accrued interest	21,988	655	22,644
Fair value measurement	1,028	—	1,028
Balance at December 31, 2024	77,433	9,694	87,127

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2023	167,111	1,333	168,444
Cash flow from financing activities (excluding changes from restricted cash)	(83,812)	(819)	(84,631)
Proceeds from loans	—	—	—
Repayments of loans	(81,871)	—	(81,871)
Principal elements of lease payment	—	(715)	(715)
Interest paid	(1,941)	(103)	(2,044)
Changes in the cash flow from financing activities	(35,055)	10,372	(24,683)
Foreign currency effects	—	(77)	(77)
New leases	—	10,347	10,347
Accrued interest	(35,024)	102	(34,922)
Fair value measurement	(32)	—	(32)
Balance at December 31, 2023	48,244	10,886	59,130